PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.    PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of	As of
	December 31,	June 30,
	2021	2022
	US$	US$

Machinery and equipment	95,979	56,599
Electronics and office equipment	1,280	8,206
Motor vehicles	966	754
Leasehold improvements	9,082	5,802
Construction in progress	7,662	3,158

Property and equipment, cost	114,969	74,519
Less: Accumulated depreciation	(22,284)	(27,368)
Less: Provision for impairment	(22,486)	—

Property and equipment, net	70,199	47,151

Depreciation expenses from continuing operations for the six months ended June 30, 2021 and 2022 were approximately US$5,741 and US$17,388, respectively. Depreciation expenses from discontinued operations for the six months ended June 30, 2021 and 2022 were approximately US$629 and nil, respectively.

Provision for impairment as of December 31, 2021 was approximately US$22,486, mainly due to the closure and demolition of data centers in Sichuan, China. Additional provision for impairment for the six months ended June 30, 2022 was approximately US$836, mainly due to the impairment of mining machines of Loto Interactive in Kazakhstan. The property and equipment of Loto Interactive are presented as assets held for sale as of June 30, 2022. See Note 14 for detailed discussion.